EQ ADVISORS TRUSTSM

EQ/Aggressive Allocation Portfolio

EQ/Conservative Allocation Portfolio

EQ/Conservative-Plus Allocation Portfolio

EQ/Moderate Allocation Portfolio

EQ/Moderate-Plus Allocation Portfolio

Target 2015 Allocation Portfolio

Target 2025 Allocation Portfolio

Target 2035 Allocation Portfolio

Target 2045 Allocation Portfolio

Target 2055 Allocation Portfolio

SUPPLEMENT DATED APRIL 8, 2026 TO THE SUMMARY PROSPECTUSES, PROSPECTUS AND

STATEMENT OF ADDITIONAL INFORMATION DATED MAY 1, 2025, AS SUPPLEMENTED

This Supplement updates certain information contained in the Summary Prospectuses, Prospectus and Statement of Additional Information (“SAI”) of EQ Advisors Trust (“Trust”) dated May 1, 2025, as supplemented. You should read this Supplement in conjunction with the Summary Prospectuses, Prospectus and SAI and retain it for future reference. You may view, print, and download these documents, free of charge, at the Trust’s website at https://equitable-funds.com.

Effective immediately, the following changes are being made to the Summary Prospectuses, Prospectus and SAI for the Portfolios listed above:

Alwi Chan is no longer a member of the portfolio management team of Equitable Investment Management Group, LLC. All references to Alwi Chan in the Summary Prospectuses, Prospectus and SAI are deleted in their entirety.

For the EQ/Aggressive Allocation Portfolio, EQ/Conservative Allocation Portfolio, EQ/Conservative-Plus Allocation Portfolio, EQ/Moderate Allocation Portfolio, and EQ/Moderate-Plus Allocation Portfolio, the section of the Summary Prospectuses and Prospectus entitled – “WHO MANAGES THE PORTFOLIO – Investment Adviser: Equitable Investment Management Group, LLC (“EIM” or the “Adviser”)” is amended by removing the reference to Alwi Chan from the table and adding the following information to the table:

Name	Title	Since
Miao Hu, CFA®	Vice President and Assistant Portfolio Manager of EIM	2026
Kevin McCarthy	Vice President and Assistant Portfolio Manager of EIM	2026

The section of the Prospectus entitled “Management of the Trust – The Adviser” is amended by deleting the third paragraph in its entirety and replacing it with the following information:

Kenneth T. Kozlowski, CFP®, CLU, ChFC, Xavier Poutas, CFA®, Miao Hu, CFA®, and Kevin McCarthy are responsible for the day-to-day management of each Portfolio.